Property, Plant and Equipment and Capital Long-Term Prepayments - Property, Plant and Equipment Summary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	$ 10,446
Balance at ending	82,288	$ 10,446
Cost
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	10,448	4,876
Additions during the year	57,942	5,572
Transfer from capital long term prepayments	13,948
Balance at ending	82,338	10,448
Accumulated Depreciation
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	(2)
Charge for the year	48	2
Balance at ending	(50)	(2)
Property, Plant, and Equipment
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	5,431
Balance at ending	5,979	5,431
Property, Plant, and Equipment | Cost
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	5,433	4,876
Additions during the year	556	557
Balance at ending	5,989	5,433
Property, Plant, and Equipment | Accumulated Depreciation
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	(2)
Charge for the year	8	2
Balance at ending	(10)	(2)
Construction in Progress
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	5,015
Balance at ending	76,048	5,015
Construction in Progress | Cost
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at beginning	5,015
Additions during the year	57,085	5,015
Transfer from capital long term prepayments	13,948
Balance at ending	76,048	$ 5,015
Right-Of-Use Assets
Property, Plant and Equipment and Capital Long-Term Prepayments
Balance at ending	261
Right-Of-Use Assets | Cost
Property, Plant and Equipment and Capital Long-Term Prepayments
Additions during the year	301
Balance at ending	301
Right-Of-Use Assets | Accumulated Depreciation
Property, Plant and Equipment and Capital Long-Term Prepayments
Charge for the year	40
Balance at ending	$ (40)